Provision for legal proceedings and judicial deposits - Summary of Provision for Legal Proceedings and Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,360,898	R$ 1,354,171	R$ 1,363,168
Judicial deposit	875,842	943,457
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	635,406	589,180	534,131
Judicial deposit	462,197	476,706
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	350,769	332,527
Judicial deposit	140,833	220,932
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	374,723	432,464	R$ 466,312
Judicial deposit	R$ 272,812	R$ 245,819